Financial investments, Restructuring agreement of Abengoa (Details)	9 Months Ended
Sep. 30, 2020 mi
Ten West Link [Member]
Restructuring Agreement [Abstract]
Percentage interest acquired	12.50%
Length of transmission lines	114
Rioglass [Member]
Restructuring Agreement [Abstract]
Percentage interest acquired	15.12%